Schedule H, Line 4i - Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	38-2799573
Plan number	003
Current Value	$ 1,126,868,935
Participant loans	9,873,961
Total	$ 1,136,742,896
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	4.25%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 352,793,576
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 727,005,383
Investment, Identifier [Axis]: Common Collective Trusts | Harbor Capital Appreciation CIT; Class 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,291,392
Current Value	$ 87,587,328
Investment, Identifier [Axis]: Common Collective Trusts | Schroder International Multi-Cap Equity Trust; Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	967,460
Current Value	$ 22,551,501
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	137,370
Current Value	$ 11,657,285
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	435,574
Current Value	$ 40,077,216
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	883,570
Current Value	$ 86,483,875
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,083,600
Current Value	$ 113,908,066
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	806,114
Current Value	$ 91,743,886
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	787,348
Current Value	$ 94,300,780
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	622,622
Current Value	$ 77,055,772
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	367,180
Current Value	$ 55,414,872
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	320,190
Current Value	$ 25,397,507
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	239,529
Current Value	$ 11,684,269
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	59,644
Current Value	$ 1,773,826
Investment, Identifier [Axis]: Common Collective Trusts | Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	97,373
Current Value	$ 7,369,200
Investment, Identifier [Axis]: Common Stock | Perrigo Company PLC Ordinary Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	333,874
Current Value	$ 4,647,526
Investment, Identifier [Axis]: Money Market Fund | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	42,422,450
Current Value	$ 42,422,450
Investment, Identifier [Axis]: Mutual Funds | American Funds Capital World Bond Fund; Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	165,466
Current Value	$ 2,712,001
Investment, Identifier [Axis]: Mutual Funds | Baird Core Plus Bond Fund; Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,944,055
Current Value	$ 30,353,209
Investment, Identifier [Axis]: Mutual Funds | MFS Int'l Growth Fund; Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	274,720
Current Value	$ 13,043,741
Investment, Identifier [Axis]: Mutual Funds | Neuberger Berman Genesis Fund; Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	466,766
Current Value	$ 25,084,021
Investment, Identifier [Axis]: Mutual Funds | Vanguard Equity Income Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	625,766
Current Value	$ 58,139,968
Investment, Identifier [Axis]: Mutual Funds | Vanguard Extended Market Index Fund: Inst'l Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	185,638
Current Value	$ 29,444,046
Investment, Identifier [Axis]: Mutual Funds | Vanguard Inflation-Protected Securities Fund; Inst'l Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	703,938
Current Value	$ 6,588,869
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Fund Inst'l Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	221,611
Current Value	$ 122,344,966
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total Bond Market Index Fund; Inst'l Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,767,399
Current Value	$ 27,037,492
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total International Stock Index Fund; Inst'l Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	234,716
Current Value	$ 38,045,263